Tangible assets - Disclosure of changes in tangible assets in the consolidated balance sheets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	€ 34,073	€ 33,321
Balance, at the end of the period	33,882	34,073	€ 33,321
Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	2,413	2,625
Balance, at the end of the period	2,183	2,413	2,625
Cost
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	53,316	51,489	50,560
Additions / disposals (net) due to change in the scope of consolidation	48	103	(191)
Additions / disposals (net)	1,830	(282)	(359)
Transfers, exchange differences and other items	(2,071)	2,006	1,479
Balance, at the end of the period	53,123	53,316	51,489
Cost | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	4,692	4,429	3,948
Additions / disposals (net) due to change in the scope of consolidation	(13)	1	1
Additions / disposals (net)	125	109	96
Transfers, exchange differences and other items	33	153	384
Balance, at the end of the period	4,837	4,692	4,429
Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(18,642)	(17,402)	(17,261)
Additions / disposals (net) due to change in the scope of consolidation	7	(33)	39
Additions / disposals (net)	2,824	3,963	4,126
Charge for the year	(1,755)	(1,834)	(1,743)
Transfers, exchange differences and other items	(1,052)	(3,336)	(2,563)
Balance, at the end of the period	(18,618)	(18,642)	(17,402)
Accumulated depreciation | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(2,265)	(1,789)	(1,217)
Additions / disposals (net) due to change in the scope of consolidation	7	0	0
Additions / disposals (net)	160	164	44
Charge for the year	(609)	(636)	(612)
Transfers, exchange differences and other items	98	(4)	(4)
Balance, at the end of the period	(2,609)	(2,265)	(1,789)
Impairment losses
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(601)	(765)	(564)
Impairment charge for the year	(156)	(157)	(169)
Releases	20	17	19
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	40	119	64
Transfers, exchange differences and other items	74	185	(115)
Balance, at the end of the period	(623)	(601)	(765)
Impairment losses | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(14)	(15)	(9)
Impairment charge for the year	(39)	(2)	(13)
Releases	4	1	1
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	5	13	7
Transfers, exchange differences and other items	(1)	(11)	(1)
Balance, at the end of the period	(45)	(14)	(15)
For own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	13,489	13,259
Balance, at the end of the period	13,408	13,489	13,259
For own use | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	2,413	2,625
Balance, at the end of the period	2,183	2,413	2,625
For own use | Cost
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	26,570	25,529	24,896
Additions / disposals (net) due to change in the scope of consolidation	11	14	66
Additions / disposals (net)	1,122	604	781
Transfers, exchange differences and other items	(1,460)	423	(214)
Balance, at the end of the period	26,243	26,570	25,529
For own use | Cost | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	4,692	4,429	3,948
Additions / disposals (net) due to change in the scope of consolidation	(13)	1	1
Additions / disposals (net)	125	109	96
Transfers, exchange differences and other items	33	153	384
Balance, at the end of the period	4,837	4,692	4,429
For own use | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(12,892)	(12,015)	(11,543)
Additions / disposals (net) due to change in the scope of consolidation	7	(7)	(1)
Additions / disposals (net)	284	1,065	733
Charge for the year	(1,744)	(1,821)	(1,733)
Transfers, exchange differences and other items	1,708	(114)	529
Balance, at the end of the period	(12,637)	(12,892)	(12,015)
For own use | Accumulated depreciation | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(2,265)	(1,789)	(1,217)
Additions / disposals (net) due to change in the scope of consolidation	7	0	0
Additions / disposals (net)	160	164	44
Charge for the year	(609)	(636)	(612)
Transfers, exchange differences and other items	98	(4)	(4)
Balance, at the end of the period	(2,609)	(2,265)	(1,789)
For own use | Impairment losses
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(189)	(255)	(140)
Impairment charge for the year	(115)	(95)	(144)
Releases	5	12	10
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	36	34	61
Transfers, exchange differences and other items	65	115	(42)
Balance, at the end of the period	(198)	(189)	(255)
For own use | Impairment losses | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(14)	(15)	(9)
Impairment charge for the year	(39)	(2)	(13)
Releases	4	1	1
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	5	13	7
Transfers, exchange differences and other items	(1)	(11)	(1)
Balance, at the end of the period	(45)	(14)	(15)
Leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	19,555	19,083
Balance, at the end of the period	19,518	19,555	19,083
Leased out under an operating lease | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0
Balance, at the end of the period	0	0	0
Leased out under an operating lease | Cost
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	25,166	24,423	24,204
Additions / disposals (net) due to change in the scope of consolidation	37	89	(257)
Additions / disposals (net)	742	(822)	(1,076)
Transfers, exchange differences and other items	(641)	1,476	1,552
Balance, at the end of the period	25,304	25,166	24,423
Leased out under an operating lease | Cost | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Leased out under an operating lease | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(5,578)	(5,238)	(5,585)
Additions / disposals (net) due to change in the scope of consolidation	0	(30)	40
Additions / disposals (net)	2,540	2,882	3,390
Charge for the year	0	0	0
Transfers, exchange differences and other items	(2,744)	(3,192)	(3,083)
Balance, at the end of the period	(5,782)	(5,578)	(5,238)
Leased out under an operating lease | Accumulated depreciation | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Charge for the year	0	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Leased out under an operating lease | Impairment losses
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(33)	(102)	(60)
Impairment charge for the year	(29)	(33)	(17)
Releases	11	1	4
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	76	0
Transfers, exchange differences and other items	47	25	(29)
Balance, at the end of the period	(4)	(33)	(102)
Leased out under an operating lease | Impairment losses | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Impairment charge for the year	0	0	0
Releases	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)			0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	1,029	979
Balance, at the end of the period	956	1,029	979
Investment property | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0
Balance, at the end of the period	0	0	0
Investment property | Cost
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	1,580	1,537	1,460
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	(34)	(64)	(64)
Transfers, exchange differences and other items	30	107	141
Balance, at the end of the period	1,576	1,580	1,537
Investment property | Cost | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Investment property | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(172)	(149)	(133)
Additions / disposals (net) due to change in the scope of consolidation	0	4	0
Additions / disposals (net)	0	16	3
Charge for the year	(11)	(13)	(10)
Transfers, exchange differences and other items	(16)	(30)	(9)
Balance, at the end of the period	(199)	(172)	(149)
Investment property | Accumulated depreciation | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Charge for the year	0	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Investment property | Impairment losses
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(379)	(408)	(364)
Impairment charge for the year	(12)	(29)	(8)
Releases	4	4	5
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	4	9	3
Transfers, exchange differences and other items	(38)	45	(44)
Balance, at the end of the period	(421)	(379)	(408)
Investment property | Impairment losses | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Impairment charge for the year	0	0	0
Releases	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)			0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	€ 0	€ 0	€ 0